Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (2,945)	$ (2,284)	$ (8,800)	$ (20,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21	22	87	99
Gain on disposal of equipment			(10)
Non-cash share-based compensation expense	411	491	1,846	1,979
Fair value of common stock issued in exchange for patent and technology rights	228			12,250
Changes in operating assets and liabilities:
Prepaid expenses and other assets	91	77	(139)	(89)
Accounts payable	174	114	122	(253)
Accrued expenses and other current liabilities	95	(771)	(793)	1,028
Deferred revenue	(47)	(29)	(71)	(400)
Net cash used in operating activities	(1,972)	(2,380)	(7,758)	(6,311)
Cash flows from investing activities:
Change in restricted cash				3
Purchase of short-term investments			(5,000)	(9,000)
Maturities of short-term investments			8,000	6,000
Cash paid for purchase of equipment and furnishings	(8)		(95)	(78)
Proceeds from disposal of equipment and furnishings			12
Cash paid for lease deposit				(18)
Net cash provided by (used in) investing activities	(8)		2,917	(3,093)
Cash flows from financing activities:
Net proceeds from the issuance of common stock	64		1,886	15,651
Proceeds from exercise of stock options				5
Proceeds from issuance of common stock in connection with employee stock purchase plan			61	28
Cash paid in lieu of fractional shares for 1:30 reverse stock split				(12)
Repayments of capital lease obligations				(5)
Net cash provided by financing activities	64		1,947	15,667
Net (decrease) increase in cash and cash equivalents	(1,916)	(2,380)	(2,894)	6,263
Cash and cash equivalents at the beginning of period	8,496	11,390	11,390	5,127
Cash and cash equivalents at the end of period	6,580	9,010	8,496	11,390
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	2,000	3,000	3,000	2,000
Conversion of Series A and Series A-1 convertible preferred stock into common stock	3,686	672	3,882	434
Fair value of Series A and Series A-1 convertible preferred stock dividends	185	1,755	4,130	8,610
Series A and Series A-1 convertible preferred stock dividends	$ 105	$ 168	$ 596	$ 682